Summary of significant accounting policies - Accounts receivable and contract assets and allowance for uncollectible accounts receivable and contract assets (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	¥ (25,867,957)		¥ (38,681,680)	¥ (192,909,907)	$ (4,059,247)
Accounts receivable and contract assets, net	747,480,118		413,307,108		117,295,942
Past-due accounts receivables	218,105,052		451,988,788		34,225,442
Provision for accounts receivable and contract assets
Accounts receivable, Provision of accounts receivable and contract assets (net of recovery)	850,597	$ 133,477	4,243,262	3,690,460
Accounts receivable, Charge-off for accounts receivable and contract assets			291,237,878	269,490,242
Provision for doubtful accounts			121,485,215	241,186,823
Accounts Receivable, Credit Loss Expense (Reversal)			121,485,215	241,186,823
Charge-off for accounts receivable assets			(291,237,878)	(269,490,242)
Allowance for accounts receivable and contract assets, Beginning balance	38,681,680	6,070,000	192,909,907	221,213,326
Allowance for accounts receivable and contract assets, Ending balance	25,867,957	4,059,247	38,681,680	192,909,907
Provision for accounts receivable and contract assets	77,247,810	12,121,867	121,485,215	241,186,823
Charge-off for accounts receivable and contract assets | $		(14,132,620)
Recoveries of charge-off of accounts receivables and contract assets	850,597	133,477	4,243,262	3,690,460
Not past-due
Accounts, Notes and Loans Receivables
Past-due accounts receivables	205,943,964		442,745,359		32,317,102
1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables	6,352,735		4,666,795		996,883
30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables	5,808,353		4,576,634		911,457
Adoption of ASU 2016-13
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(15,524,436)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	15,524,436
Allowance for accounts receivable and contract assets, Ending balance			15,524,436
Credit losses
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts	(25,867,957)		(38,681,680)		(4,059,247)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	38,681,680
Allowance for accounts receivable and contract assets, Ending balance	25,867,957	4,059,247	38,681,680
Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross			437,132,345
Accounts receivable and contract assets, net	718,867,389				112,805,980
Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross			3,193,112
Accounts receivable and contract assets, net	28,400,279				4,456,624
Financing income
Accounts, Notes and Loans Receivables
Accounts receivable gross			11,663,331
Accounts receivable and contract assets, net	26,080,407				4,092,585
Xiaoying Credit Loans
Accounts, Notes and Loans Receivables
Accounts receivable gross	210,012,648				32,955,567
Contract assets gross	537,467,470				84,340,375
Allowance for doubtful accounts			(37,529,193)	(185,085,029)
Accounts receivable and contract assets, net			396,222,357
Past-due accounts receivables	218,105,052		433,751,550		34,225,442
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance | $		5,889,150
Accounts receivable, Provision of accounts receivable and contract assets (net of recovery) | $		7,298,794
Accounts receivable, Charge-off for accounts receivable and contract assets		11,918,069	271,870,171	252,080,117
Accounts Receivable, Allowance for Credit Loss, Ending Balance | $		1,269,875
Contract assets, Provision of accounts receivable and contract assets (net of recovery) | $		4,570,049
Contract assets, Charge-off for accounts receivable and contract assets | $		1,780,677
Contract assets, ending balance | $		2,789,372
Provision for doubtful accounts			112,833,743	230,589,301
Accounts Receivable, Credit Loss Expense (Reversal)			112,833,743	230,589,301
Charge-off for accounts receivable assets		(11,918,069)	(271,870,171)	(252,080,117)
Allowance for accounts receivable and contract assets, Beginning balance	37,529,193		185,085,029	206,575,845
Allowance for accounts receivable and contract assets, Ending balance			37,529,193	185,085,029
Recoveries of charge-off of accounts receivables and contract assets | $		7,298,794
Xiaoying Credit Loans | Not past-due
Accounts, Notes and Loans Receivables
Past-due accounts receivables	205,943,964		426,728,851		32,317,102
Xiaoying Credit Loans | 1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables	6,352,735		3,680,132		996,883
Xiaoying Credit Loans | 30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables	5,808,353		3,342,567		911,457
Xiaoying Credit Loans | Adoption of ASU 2016-13
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(11,480,592)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	11,480,592
Allowance for accounts receivable and contract assets, Ending balance			11,480,592
Xiaoying Credit Loans | Credit losses
Accounts, Notes and Loans Receivables
Contract assets gross	17,775,553				2,789,372
Allowance for doubtful accounts	(8,092,404)		(37,529,193)		(1,269,875)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	37,529,193
Allowance for accounts receivable and contract assets, Ending balance	8,092,404	1,269,875	37,529,193
Xiaoying Credit Loans | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross	189,556,149		422,694,249		29,745,496
Contract assets gross	529,311,240				83,060,484
Xiaoying Credit Loans | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross	2,468,496		1,897,119		387,361
Contract assets gross	25,931,783				4,069,263
Xiaoying Credit Loans | Financing income
Accounts, Notes and Loans Receivables
Accounts receivable gross	26,080,407		9,160,182		$ 4,092,585
Xiaoying Revolving Loans
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(1,152,487)	(7,824,878)
Accounts receivable and contract assets, net			17,084,751
Past-due accounts receivables			18,237,238
Provision for accounts receivable and contract assets
Accounts Receivable, Allowance for Credit Loss, Beginning Balance | $		180,850
Accounts receivable, Provision of accounts receivable and contract assets (net of recovery) | $		253,024
Accounts receivable, Charge-off for accounts receivable and contract assets		433,874	19,367,707	2,479,118
Accounts Receivable, Allowance for Credit Loss, Ending Balance | $
Provision for doubtful accounts			11,883,737	10,303,996
Accounts Receivable, Credit Loss Expense (Reversal)			11,883,737	10,303,996
Charge-off for accounts receivable assets		(433,874)	(19,367,707)	(2,479,118)
Allowance for accounts receivable and contract assets, Beginning balance	1,152,487		7,824,878
Allowance for accounts receivable and contract assets, Ending balance			1,152,487	7,824,878
Recoveries of charge-off of accounts receivables and contract assets | $		253,024
Xiaoying Revolving Loans | Not past-due
Accounts, Notes and Loans Receivables
Past-due accounts receivables			16,016,508
Xiaoying Revolving Loans | 1 - 30 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables			986,663
Xiaoying Revolving Loans | 30 - 60 days
Accounts, Notes and Loans Receivables
Past-due accounts receivables			1,234,067
Xiaoying Revolving Loans | Adoption of ASU 2016-13
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(811,579)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	811,579
Allowance for accounts receivable and contract assets, Ending balance			811,579
Xiaoying Revolving Loans | Credit losses
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(1,152,487)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	1,152,487
Allowance for accounts receivable and contract assets, Ending balance			1,152,487
Xiaoying Revolving Loans | Loan facilitation service
Accounts, Notes and Loans Receivables
Accounts receivable gross			14,438,096
Xiaoying Revolving Loans | Post-origination service
Accounts, Notes and Loans Receivables
Accounts receivable gross			1,295,993
Xiaoying Revolving Loans | Financing income
Accounts, Notes and Loans Receivables
Accounts receivable gross			2,503,149
Xiaoying Housing Loan
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts
Provision for accounts receivable and contract assets
Accounts receivable, Charge-off for accounts receivable and contract assets				119,616
Charge-off for accounts receivable assets				(119,616)
Allowance for accounts receivable and contract assets, Beginning balance				119,616
Provision for accounts receivable and contract assets	77,247,810	$ 12,121,867	121,485,215	241,186,823
Internet Channel
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts
Provision for accounts receivable and contract assets
Accounts receivable, Charge-off for accounts receivable and contract assets				133,707
Provision for doubtful accounts			(3,232,265)
Accounts Receivable, Credit Loss Expense (Reversal)			(3,232,265)
Charge-off for accounts receivable assets				(133,707)
Allowance for accounts receivable and contract assets, Beginning balance				133,707
Internet Channel | Adoption of ASU 2016-13
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts			(3,232,265)
Provision for accounts receivable and contract assets
Allowance for accounts receivable and contract assets, Beginning balance	¥ 3,232,265
Allowance for accounts receivable and contract assets, Ending balance			¥ 3,232,265
Other Products
Accounts, Notes and Loans Receivables
Allowance for doubtful accounts
Provision for accounts receivable and contract assets
Accounts receivable, Charge-off for accounts receivable and contract assets				14,677,684
Provision for doubtful accounts				293,526
Accounts Receivable, Credit Loss Expense (Reversal)				293,526
Charge-off for accounts receivable assets				(14,677,684)
Allowance for accounts receivable and contract assets, Beginning balance				¥ 14,384,158